Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Opening net book value	$ 762	$ 784
Additions	312	155
Depreciation	(166)	(145)
Changes in foreign exchange rates and other	(178)	(32)
Closing net book value	$ 730	$ 762